Transamerica International Focus

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Australia - 1.3%
WiseTech Global Ltd.	128,253	$ 9,839,513
Canada - 12.1%
Alimentation Couche-Tard, Inc.	409,261	21,266,449
Constellation Software, Inc.	7,878	27,178,873
Dollarama, Inc.	138,819	18,973,399
Waste Connections, Inc.	144,348	26,945,441
		94,364,162
France - 6.8%
Hermes International SCA	6,712	16,476,081
Safran SA	108,782	35,939,098
		52,415,179
Germany - 6.5%
CTS Eventim AG & Co. KGaA	199,459	22,591,534
SAP SE	96,982	27,757,492
		50,349,026
Hong Kong - 3.4%
AIA Group Ltd.	2,823,800	26,403,429
India - 3.4%
HDFC Bank Ltd., ADR	342,673	26,307,006
Ireland - 1.4%
ICON PLC (A)	62,090	10,505,007
Italy - 3.1%
Ferrari NV	54,967	24,371,818
Japan - 19.5%
Ajinomoto Co., Inc.	1,174,700	31,198,100
Hoya Corp.	189,700	24,127,626
ITOCHU Corp.	604,700	31,810,909
Japan Elevator Service Holdings Co. Ltd.	683,400	18,421,890
Keyence Corp.	60,000	21,962,865
Pan Pacific International Holdings Corp.	707,300	23,775,224
		151,296,614
Netherlands - 8.2%
Adyen NV (A)(B)	12,180	20,997,052
ASM International NV	41,336	20,166,296
Wolters Kluwer NV	145,521	22,701,562
		63,864,910
	Shares	Value
COMMON STOCKS (continued)
Norway - 1.8%
Salmar ASA	343,883	$ 13,969,925
Sweden - 4.2%
Evolution AB (B)	199,236	17,755,547
Lagercrantz Group AB, B Shares	645,709	15,025,922
		32,781,469
Switzerland - 6.8%
Belimo Holding AG	23,671	27,787,379
Sika AG	106,560	25,267,413
		53,054,792
Taiwan - 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	143,399	34,648,066
United Kingdom - 3.9%
Compass Group PLC	868,699	30,574,137
United States - 9.5%
Coupang, Inc. (A)	836,495	24,618,048
Liberty Media Corp. - Liberty Formula One, Class C (A)	223,374	22,415,581
Linde PLC	58,775	27,051,781
		74,085,410
Total Common Stocks (Cost $663,598,214)		748,830,463

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
Fixed Income Clearing Corp., 1.80% (C), dated 07/31/2025, to be repurchased at $26,952,028 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $27,489,789.	$ 26,950,680	26,950,680
Total Repurchase Agreement (Cost $26,950,680)		26,950,680
Total Investments (Cost $690,548,894)		775,781,143
Net Other Assets (Liabilities) - 0.2%		1,216,304
Net Assets - 100.0%		$ 776,997,447
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Broadline Retail	8.7%	$67,366,671
Software	8.4	64,775,878
Semiconductors & Semiconductor Equipment	7.1	54,814,362
Chemicals	6.7	52,319,194
Hotels, Restaurants & Leisure	6.2	48,329,684
Commercial Services & Supplies	5.9	45,367,331
Food Products	5.8	45,168,025
Entertainment	5.8	45,007,115
Electronic Equipment, Instruments & Components	4.8	36,988,787
Transamerica Funds

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Aerospace & Defense	4.6%	$35,939,098
Trading Companies & Distributors	4.1	31,810,909
Building Products	3.6	27,787,379
Insurance	3.4	26,403,429
Banks	3.4	26,307,006
Automobiles	3.1	24,371,818
Health Care Equipment & Supplies	3.1	24,127,626
Professional Services	2.9	22,701,562
Consumer Staples Distribution & Retail	2.7	21,266,449
Financial Services	2.7	20,997,052
Textiles, Apparel & Luxury Goods	2.1	16,476,081
Life Sciences Tools & Services	1.4	10,505,007
Investments	96.5	748,830,463
Short-Term Investments	3.5	26,950,680
Total Investments	100.0%	$ 775,781,143
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$264,281,469	$484,548,994	$—	$748,830,463
Repurchase Agreement	—	26,950,680	—	26,950,680
Total Investments	$264,281,469	$511,499,674	$—	$775,781,143
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $38,752,599, representing 5.0% of the Fund's net assets.

(C)	Rate disclosed reflects the yield at July 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Funds

Transamerica International Focus

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Focus (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds